Average Annual Total Returns		11 Months Ended	12 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			1.22%		8.12%	5.53%
Performance Inception Date	May 08, 2020
ETC 6 Meridian Low Beta Equity Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			0.62%		7.76%	5.15%
ETC 6 Meridian Low Beta Equity Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.05%		6.40%	4.28%
ETC 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			15.63%		15.04%	13.18%
Performance Inception Date	May 08, 2020
ETC 6 Meridian Mega Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			14.97%		14.48%	12.62%
ETC 6 Meridian Mega Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.68%		12.10%	10.45%
ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			4.56%		13.70%	7.76%
Performance Inception Date	May 08, 2020
ETC 6 Meridian Small Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			4.14%		13.34%	7.41%
ETC 6 Meridian Small Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.96%		11.05%	6.07%
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			9.34%		10.18%	10.25%
Performance Inception Date	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			8.75%		9.67%	9.73%
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.93%		8.04%	8.07%
ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			4.28%	6.80%
Performance Inception Date	May 10, 2021
ETC 6 Meridian Quality Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			4.28%	6.80%
ETC 6 Meridian Quality Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.53%	5.32%
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		62.11%	56.75%
Performance Inception Date	Jan. 23, 2024
Range Nuclear Renaissance Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		61.86%	56.32%
Range Nuclear Renaissance Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		49.49%	33.74%
Range Global Coal Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.43%)	12.63%
Performance Inception Date	Jan. 23, 2024
Range Global Coal Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.03%)	11.75%
Range Global Coal Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.94%)	7.78%
S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.05%		17.34%	13.07%
Equal Blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Equal Blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.43%		15.60%	10.39%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88%	12.80%	17.96%	14.42%
SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.02%		13.89%	7.31%
Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.91%		11.44%	9.33%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.56%	15.47%
VettaFi Nuclear Renaissance Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VettaFi Nuclear Renaissance Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		63.32%	57.99%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Average Annual Return, Percent		21.04%	22.87%
VettaFi Global Coal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VettaFi Global Coal Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(0.83%)	14.86%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.04%	22.87%